Other Financial Liabilities (debt) (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 28, 2018	Jun. 30, 2017	Jun. 27, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2014
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount			$ 275,000,000	$ 275,000,000	$ 275,000,000
Borrowings				$ 271,382,000	272,575,000
Borrowings, interest rate basis	three months plus 2.15%		Three-month Libor plus 3%
Description of amortization of credit facility				The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2018), 15% due on June 30, 2021 (fully repaid as of December 31, 2018), 35% due on December 31, 2021 (US$505 million after the December 2018 repayment) and 35% due on June 19, 2022 (US$525 million).
Repayments of borrowings, classified as financing activities				$ 95,000,000	300,000,000	$ 442,957,000
Write off debt issuance costs				1,900,000	6,300,000
Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings		$ 1,500,000,000			$ 220,000,000
Repayments of borrowings, classified as financing activities				$ 470,000,000
Increased in Credit Facility		$ 225,000,000
Citi bank [Member] | Senior unsecured credit facility [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount							$ 1,800,000,000
Citi bank [Member] | Term loan [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings, interest rate basis				Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.
Sociedad Minera El Brocal S.A.A. [Member] | Citi bank [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings, interest rate basis				Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.